Organization and Significant Accounting Policies - Investments in Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization and Significant Accounting Policies
Impairments related to credit losses	$ 0.0	$ 0.0
Interest income	$ 4.5	$ 2.8